Discontinued Operations (Summary Of Results Of Operations Of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations	$ 781	$ 1,493	$ 78,707	$ (2,846)	$ 136,167
Hankinson Renewable Energy, LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		97,822	366,707	354,128	354,239
Income (loss) from operations before income taxes		2,299	40,130	(4,377)	26,744
Gain on sale before income taxes			80,834
Total income (loss) from discontinued operations before taxes		2,299	120,964	(4,377)	26,744
Provision for income taxes		806	42,257	(1,531)	9,324
Income (loss) from discontinued operations		1,493	78,707	(2,846)	17,420
Superior, Wisconsin And Meraux, Louisiana Refineries [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues					3,700,789
Income (loss) from operations before income taxes					188,531
Gain on sale before income taxes					9,904
Total income (loss) from discontinued operations before taxes					198,435
Provision for income taxes					79,688
Income (loss) from discontinued operations					$ 118,747